Net trading income - Schedule of Net Trading Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Net gains (losses) on financial instruments held for trading	£ 416	£ 295	£ (24)
Net gains on other financial instruments mandatorily held at fair value through profit or loss	83	64	10
Net losses on financial liabilities designated at fair value through profit or loss	(335)	(342)	(153)
Net gains (losses) on financial assets and liabilities at fair value through profit or loss:	164	17	(167)
Foreign exchange and other	433	367	347
Net trading income	597	384	180
Fair value hedges
Disclosure of attribution of expenses by nature to their function [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(78)	(264)	(21)
Cash flow hedges
Disclosure of attribution of expenses by nature to their function [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ (56)	£ 17	£ (6)